UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Brian C. Janssen

American Funds Mortgage Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Mortgage Fund® Semi-annual report for the six months ended February 28, 2019

Invest in high-quality
mortgages for income
and diversification.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Mortgage Fund seeks to provide current income and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 11/1/10)

Reflecting 3.75% maximum sales charge	–0.20%	1.37%	1.65%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.67% for Class A shares as of the prospectus dated November 1, 2018 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Against the backdrop of a slowdown in non-U.S. economic activity, the U.S. real gross domestic product grew at a respectable 3% annualized rate over the past six months, the U.S. Federal Reserve signaled a pause in its tightening cycle and the forthcoming completion of its quantitative easing–related balance sheet normalization program, and home prices rose modestly. For the six-month period ended February 28, American Funds Mortgage Fund posted a total return of 1.71%, with all distributions reinvested.

By way of comparison, the Bloomberg Barclays U.S. Mortgage Backed Securities Index, the fund’s primary benchmark, advanced 2.17% over the same period. The fund’s peer group, as measured by the Lipper Intermediate U.S. Government Funds Average, gained 1.65%. Additionally, the Lipper GNMA Funds Average climbed 1.74%.

For the six months, the fund paid monthly dividends totaling 9.7 cents a share, resulting in an income return of 0.99% both for those investors opting to reinvest dividends and those taking dividends in cash.

Market overview

A global slowdown drove equity markets to decline sharply during the fourth quarter of last year, but U.S. economic data has remained expansionary. Employment increased, and manufacturing and service measures remained strong. GDP growth decelerated in the fourth quarter as the fiscal stimulus of the 2017 tax cuts began to wear off, but remained above trend. While inflation moderated from the higher rates seen in the middle of 2018, it was still above the Federal Reserve’s 2% target.

Results at a glance

For periods ended February 28, 2019, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 11/1/10)

American Funds Mortgage Fund (Class A shares)	1.71%	2.66%	0.90%	1.80%	1.96%
Bloomberg Barclays U.S. Mortgage Backed Securities Index*	2.17	3.58	1.38	2.28	2.38
Lipper Intermediate U.S. Government Funds Average†	1.65	2.60	0.47	1.38	1.57
Lipper GNMA Funds Average†	1.74	2.75	0.67	1.39	1.76

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update available on our website.

American Funds Mortgage Fund	1

The benchmark 10-year U.S. Treasury rate moved sharply lower during the fourth quarter as investors sought a safe haven from non-U.S. economic weakness and declining equity markets. As equity markets normalized during early 2019, the 10-year yield drifted only modestly higher, ending the six-month period only slightly lower than it began. The slope of the yield curve also steepened, as the five-year U.S. Treasury yield fell by more than the 30-year yield.

The Fed increased the federal funds target rate by 25 basis points four times during 2018, most recently to a range of 2.25% to 2.50% in December. Since that meeting, the communication from several reserve governors, as well as Chairman Jerome Powell, has been decidedly less hawkish. Market expectations for additional rate increases in 2019 by the Federal Open Market Committee went from two at the beginning of the period to zero at the time of this writing.

The Fed’s decision to remove accommodation in September and December was driven by strong labor market conditions and a sustained core inflation rate above its 2% target. However, a slowing global backdrop, followed by a sharp selloff in equity markets at home and abroad, drove the Fed to strike a far more dovish tone since the beginning of the year.

The housing market remained robust, as household formation continued to accelerate even as housing starts stayed range-bound. Home prices increased 5.7% year-over-year through December 2018. Rising incomes and lower interest rates have helped reverse a declining trend in housing affordability. Residential mortgage delinquencies continued at multi-decade lows.

Inside the portfolio

American Funds Mortgage Fund invested in select mortgage-backed securities (MBS) and other high-quality investments during the period. Investment decisions reflected long-term convictions informed by the macroeconomic outlook.

The fund’s return trailed its benchmark, the Bloomberg Barclays U.S. Mortgage Backed Securities Index, for the period. Although the portfolio’s duration — a measure of the fund’s sensitivity to interest rates — never deviated significantly from the index, when it did it tended to decrease relative returns, providing a small net negative contribution. As of February 28, the fund’s positioning was similar to the index.

The portfolio has been positioned for the yield curve to steepen, meaning that longer term rates would rise relative to shorter term rates and/or shorter term rates would fall relative to longer term rates. To manage duration and curve positioning, the managers utilized both cash bonds and derivatives such as interest rate swaps and U.S. Treasury futures. Yield curve steepening contributed positively to results over the period, as the curve steepened more than the market had expected. This resulted in a positive net impact on relative results.

Based on a view that many MBS were becoming more attractive, the fund added to its MBS holdings over the period. Importantly, the portfolio remains underweight in MBS compared to the index, though that gap was reduced. Because MBS returns

2	American Funds Mortgage Fund

were fairly strong and the portfolio’s exposure was less than that of the index, the overall result was a negative contribution to relative results for the six months.

Looking ahead

Portfolio managers remain focused on meeting the core objectives of providing current income and preserving invested capital. And because we know our investors use our funds as building blocks in their portfolios, we are always mindful of equity correlations.

A shifting Fed policy is likely to lead to the reintroduction of significant uncertainty and volatility in asset prices. Put together, a combination of rich valuations and asymmetric cyclical risks favors a more defensive portfolio at this point in the cycle. As a result, we have positioned the portfolio to try to take advantage of these developing trends in an effort to provide our investors with positive outcomes in the future.

Managers have begun to take additional positions in mortgage markets as a result of more attractive price levels. Going forward, subsequent bouts of volatility may afford future opportunities.

We rely on fundamental analysis to develop high-conviction ideas and select securities that we believe will add value to the portfolio. A mortgage fund affords investors a unique opportunity to own high-quality assets with low interest rate risk relative to government securities. These characteristics should continue to provide a very low correlation to equities under most market conditions.

Thank you for choosing to invest in American Funds Mortgage Fund. We look forward to reporting to you again in six months.

Cordially,

David Betanzos
President

April 16, 2019

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.21%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.86%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American Funds Mortgage Fund	3

Summary investment portfolio February 28, 2019	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	22.93%
AAA/Aaa	66.92
AA/Aa	.06
BBB/Baa	.01
Short-term securities & other assets less liabilities	10.08

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

4	American Funds Mortgage Fund

Bonds, notes & other debt instruments 89.92%	Principal amount (000)	Value (000)
Mortgage-backed obligations 64.90%
Federal agency mortgage-backed obligations 63.31%
Fannie Mae 4.00% 2033[1]	$126,920	$130,288
Fannie Mae 3.00% 2034[1,2]	47,859	47,765
Fannie Mae 3.50% 2034[1,2]	120,000	121,881
Fannie Mae 4.00% 2047[1]	67,031	68,588
Fannie Mae 4.00% 2047[1]	47,894	48,999
Fannie Mae 4.00% 2048[1]	89,892	91,732
Fannie Mae 4.00% 2048[1]	42,474	43,347
Fannie Mae 4.00% 2048[1]	37,569	38,338
Fannie Mae 4.50% 2048[1]	201,048	208,220
Fannie Mae 4.50% 2048[1]	100,992	104,626
Fannie Mae 4.50% 2048[1]	41,079	42,558
Fannie Mae 4.50% 2048[1,2]	38,762	40,144
Fannie Mae 5.00% 2048[1]	33,450	35,140
Fannie Mae 3.50% 2049[1,2]	44,998	45,011
Fannie Mae 4.00% 2049[1,2]	81,069	82,597
Fannie Mae 4.50% 2049[1,2]	378,047	391,183
Fannie Mae 2.28%–5.00% 2022–2057[1,2]	337,312	341,594
Freddie Mac 3.00% 2034[1,2]	339,000	338,543
Freddie Mac 3.00% 2046[1]	98,509	96,885
Freddie Mac 4.00% 2048[1]	77,158	78,758
Freddie Mac 4.00% 2048[1]	69,325	70,763
Freddie Mac 2.52%–6.00% 2023–2049[1,2,3]	117,893	120,667
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[1,3]	89,798	87,600
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	75,931	75,210
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	55,801	55,470
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 2028[1]	94,497	95,072
Government National Mortgage Assn. 4.00% 2049[1,2]	69,800	71,631
Government National Mortgage Assn. 4.50% 2049[1,2]	154,350	159,714
Government National Mortgage Assn. 5.00% 2049[1,2]	110,621	115,222
Government National Mortgage Assn. 3.25%–6.50% 2032–2066[1,2]	100,715	104,514
Other securities		91,389
		3,443,449

Collateralized mortgage-backed obligations (privately originated) 1.59%
Other securities		86,503

Total mortgage-backed obligations		3,529,952

U.S. Treasury bonds & notes 22.93%
U.S. Treasury 19.77%
U.S. Treasury 1.625% 2019	150,000	149,889
U.S. Treasury 2.75% 2020	71,000	71,214
U.S. Treasury 1.75% 2022	133,000	130,090
U.S. Treasury 1.875% 2022	52,000	50,885
U.S. Treasury 1.875% 2022	44,000	43,173
U.S. Treasury 2.125% 2022[4]	111,000	109,429
U.S. Treasury 2.75% 2023	90,000	90,833

American Funds Mortgage Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.875% 2023	$40,500	$41,128
U.S. Treasury 1.50%–3.38% 2020–2048[4]	392,522	388,636
		1,075,277

U.S. Treasury inflation-protected securities 3.16%
U.S. Treasury Inflation-Protected Security 0.625% 2023[5]	96,098	95,997
U.S. Treasury Inflation-Protected Security 1.375% 2044[4,5]	41,609	44,032
U.S. Treasury Inflation-Protected Securities 0.75%–2.13% 2041–2042[4,5]	34,260	32,062
		172,091

Total U.S. Treasury bonds & notes		1,247,368
Asset-backed obligations 2.08%
Other securities		113,313

Corporate bonds & notes 0.01%
Financials 0.01%
Other securities		214

Total bonds, notes & other debt instruments (cost: $4,893,042,000)		4,890,847

Short-term securities 36.67%
Bridgestone Americas, Inc. 2.40% due 3/1/2019[6]	35,000	34,998
Chevron Corp. 2.46%–2.50% due 3/11/2019–4/17/2019[6]	70,000	69,824
Cisco Systems, Inc. 2.46%–2.47% due 4/23/2019–4/25/2019[6]	100,000	99,623
ExxonMobil Corp. 2.44% due 3/18/2019	100,000	99,880
Fannie Mae 2.37% due 3/12/2019	50,000	49,964
Federal Farm Credit Banks 2.43% due 7/22/2019	44,000	43,563
Federal Home Loan Bank 2.37%–2.41% due 3/5/2019–4/17/2019	728,295	727,079
Freddie Mac 2.38%–2.42% due 4/17/2019–6/5/2019	220,000	218,984
General Dynamics Corp. 2.39%–2.47% due 3/14/2019–4/4/2019[6]	100,000	99,835
Merck & Co. Inc. 2.40%–2.46% due 3/12/2019–4/15/2019[6]	85,000	84,802
Total Capital SA 2.37% due 3/1/2019[6]	86,250	86,244
U.S. Treasury Bills 2.33%–2.40% due 3/19/2019–4/23/2019	228,700	228,230
Wal-Mart Stores, Inc. 2.42% due 3/11/2019[6]	36,900	36,873
Other securities		114,663

Total short-term securities (cost: $1,994,635,000)		1,994,562
Total investment securities 126.59% (cost: $6,887,677,000)		6,885,409
Other assets less liabilities (26.59)%		(1,446,347)

Net assets 100.00%		$5,439,062

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

6	American Funds Mortgage Fund

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $47,131,000, which represented .87% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 2/28/2019[8] (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
90 Day Euro Dollar Futures	Long	1,590	December 2019	$397,500	$387,006	$2,441
2 Year U.S. Treasury Note Futures	Long	5,546	July 2019	1,109,200	1,176,835	(594)
5 Year U.S. Treasury Note Futures	Long	3,827	July 2019	382,700	438,431	(770)
10 Year U.S. Treasury Note Futures	Long	3,552	June 2019	355,200	433,344	(1,432)
10 Year Ultra U.S. Treasury Note Futures	Short	1,937	June 2019	(193,700)	(250,751)	1,197
20 Year U.S. Treasury Bond Futures	Long	988	June 2019	98,800	142,735	(945)
30 Year Ultra U.S. Treasury Bond Futures	Long	109	June 2019	10,900	17,396	(217)
						$(320)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
2.5045%	U.S. EFFR	8/29/2020	$311,110	$636	$—	$636
2.5215%	U.S. EFFR	8/29/2020	227,890	523	—	523
3-month USD-LIBOR	2.806%	8/29/2020	80,500	(188)	—	(188)
2.622%	U.S. EFFR	9/14/2020	220,000	842	—	842
2.4825%	U.S. EFFR	12/26/2020	700,000	1,384	—	1,384
2.3995%	U.S. EFFR	1/11/2021	270,910	150	—	150
2.4035%	U.S. EFFR	1/11/2021	202,090	127	—	127
2.3755%	U.S. EFFR	2/6/2021	355,000	83	—	83
3-month USD-LIBOR	1.217%	9/22/2021	70,000	2,369	—	2,369
3-month USD-LIBOR	1.225%	9/22/2021	70,000	2,355	—	2,355
3-month USD-LIBOR	1.2796%	10/11/2021	100,000	3,298	—	3,298
2.0145%	3-month USD-LIBOR	10/20/2021	200,000	(2,914)	—	(2,914)
3-month USD-LIBOR	1.785%	3/27/2022	35,000	809	—	809
2.009%	3-month USD-LIBOR	10/4/2022	102,000	(1,930)	—	(1,930)
2.1045%	3-month USD-LIBOR	10/31/2022	125,000	(1,994)	—	(1,994)
3-month USD-LIBOR	2.2835%	1/5/2023	228,000	2,304	—	2,304
3-month USD-LIBOR	2.24%	12/5/2026	85,400	2,440	—	2,440
3-month USD-LIBOR	2.27%	12/5/2026	69,600	1,841	—	1,841
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(399)	—	(399)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	510	—	510
3-month USD-LIBOR	2.454%	1/15/2045	7,000	563	—	563
3-month USD-LIBOR	2.516%	10/20/2045	15,000	1,053	—	1,053

American Funds Mortgage Fund	7

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
3-month USD-LIBOR	2.525%	10/20/2045	$10,000	$685	$—	$685
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	1,076	—	1,076
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	394	—	394
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	292	—	292
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	907	—	907
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	754	—	754
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	913	—	913
3-month USD-LIBOR	1.991%	6/13/2046	6,000	1,043	—	1,043
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	696	—	696
3-month USD-LIBOR	1.7985%	6/30/2046	12,000	2,541	—	2,541
U.S. EFFR	2.5635%	2/12/2048	45,279	144	—	144
U.S. EFFR	2.4615%	3/15/2048	2,800	67	—	67
2.98%	3-month USD-LIBOR	3/15/2048	2,800	57	—	57
U.S. EFFR	2.485%	3/15/2048	2,800	54	—	54
2.9625%	3-month USD-LIBOR	3/15/2048	2,800	47	—	47
U.S. EFFR	2.425%	3/16/2048	5,600	176	—	176
2.917%	3-month USD-LIBOR	3/16/2048	5,600	42	—	42
					$—	$23,750

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,213,000, which represented .54% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $771,956,000, which represented 14.19% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements

8	American Funds Mortgage Fund

Financial statements

Statement of assets and liabilities at February 28, 2019	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $6,887,677)		$6,885,409
Cash		2,669
Receivables for:
Sales of investments	$270,666
Sales of fund’s shares	5,784
Interest	16,337
Variation margin on futures contracts	454
Variation margin on swap contracts	1,847	295,088
		7,183,166
Liabilities:
Payables for:
Purchases of investments	1,737,736
Repurchases of fund’s shares	985
Investment advisory services	984
Services provided by related parties	321
Trustees’ deferred compensation	25
Variation margin on futures contracts	2,339
Variation margin on swap contracts	1,703
Other	11	1,744,104
Net assets at February 28, 2019		$5,439,062

Net assets consist of:
Capital paid in on shares of beneficial interest		$5,530,080
Total accumulated loss		(91,018)
Net assets at February 28, 2019		$5,439,062

See notes to financial statements

American Funds Mortgage Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (548,809 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$187,405	18,910	$9.91
Class C	14,824	1,501	9.87
Class T	10	1	9.91
Class F-1	18,888	1,906	9.91
Class F-2	100,395	10,126	9.91
Class F-3	15,605	1,574	9.91
Class 529-A	21,105	2,130	9.91
Class 529-C	4,071	413	9.86
Class 529-E	1,360	137	9.91
Class 529-T	10	1	9.91
Class 529-F-1	7,551	762	9.91
Class R-1	4,327	438	9.88
Class R-2	3,546	360	9.86
Class R-2E	123	13	9.90
Class R-3	34,002	3,435	9.90
Class R-4	4,757	480	9.91
Class R-5E	112	11	9.91
Class R-5	1,307	132	9.91
Class R-6	5,019,664	506,479	9.91

See notes to financial statements

10	American Funds Mortgage Fund

Statement of operations for the six months ended February 28, 2019	unaudited (dollars in thousands)

Investment income:
Income:
Interest		$65,745
Fees and expenses*:
Investment advisory services	$6,012
Distribution services	500
Transfer agent services	323
Administrative services	1,230
Reports to shareholders	56
Registration statement and prospectus	349
Trustees’ compensation	22
Auditing and legal	— †
Custodian	9
Other	43
Total fees and expenses before reimbursements	8,544
Less transfer agent services reimbursements	— †
Total fees and expenses after reimbursements		8,544
Net investment income		57,201

Net realized gain and unrealized appreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(6,270)
Futures contracts	20,379
Swap contracts	(1,531)	12,578
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	30,744
Futures contracts	(920)
Swap contracts	559	30,383
Net realized gain and unrealized appreciation		42,961

Net increase in net assets resulting from operations		$100,162

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements

American Funds Mortgage Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended February 28, 2019*	Year ended August 31, 2018
Operations:
Net investment income	$57,201	$76,355
Net realized gain (loss)	12,578	(113,038)
Net unrealized appreciation (depreciation)	30,383	(21,022)
Net increase (decrease) in net assets resulting from operations	100,162	(57,705)

Distributions paid or accrued to shareholders	(59,731)	(90,710)†

Net capital share transactions	512,335	1,426,484

Total increase in net assets	552,766	1,278,069

Net assets:
Beginning of period	4,886,296	3,608,227
End of period	$5,439,062	$4,886,296

*	Unaudited
†	Prior year comparative amounts have been adjusted to reflect current presentation under new accounting standards. Prior year distributions were $80,339 from net investment income and $10,371 from net realized gains on investments.

See notes to financial statements

12	American Funds Mortgage Fund

Notes to financial statements	unaudited

1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Funds Mortgage Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

14	American Funds Mortgage Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Mortgage Fund	15

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

16	American Funds Mortgage Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,529,952	$—	$3,529,952
U.S. Treasury bonds & notes	—	1,247,368	—	1,247,368
Asset-backed obligations	—	113,313	—	113,313
Corporate bonds & notes	—	—	214	214
Short-term securities	—	1,994,562	—	1,994,562
Total	$—	$6,885,195	$214	$6,885,409

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,638	$—	$—	$3,638
Unrealized appreciation on interest rate swaps	—	31,175	—	31,175
Liabilities:
Unrealized depreciation on futures contracts	(3,958)	—	—	(3,958)
Unrealized depreciation on interest rate swaps	—	(7,425)	—	(7,425)
Total	$(320)	$23,750	$—	$23,430

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

American Funds Mortgage Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower

18	American Funds Mortgage Fund

quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold or converted to cash without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

American Funds Mortgage Fund	19

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

20	American Funds Mortgage Fund

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,182,392,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net

American Funds Mortgage Fund	21

realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $3,816,696,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,638	Unrealized depreciation*	$3,958
Swaps	Interest	Unrealized appreciation*	31,175	Unrealized depreciation*	7,425
			$34,813		$11,383

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$20,379	Net unrealized depreciation on futures contracts	$(920)
Swaps	Interest	Net realized loss on swap contracts	(1,531)	Net unrealized appreciation on swap contracts	559
			$18,848		$(361)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

22	American Funds Mortgage Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$843
Capital loss carryforward*	(120,341)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$56,608
Gross unrealized depreciation on investments	(36,603)
Net unrealized appreciation on investments	20,005
Cost of investments	6,888,834

American Funds Mortgage Fund	23

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2019					Year ended August 31, 2018
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$1,852		$—	$1,852		$3,378		$287		$3,665
Class C	91		—	91		146		25		171
Class T	—	*	—	—	*	—	*	—	*	—	*
Class F-1	155		—	155		238		21		259
Class F-2	1,044		—	1,044		1,124		74		1,198
Class F-3	172		—	172		236		16		252
Class 529-A	196		—	196		325		28		353
Class 529-C	25		—	25		38		6		44
Class 529-E	11		—	11		20		2		22
Class 529-T	—	*	—	—	*	—	*	—	*	—	*
Class 529-F-1	82		—	82		133		9		142
Class R-1	27		—	27		36		6		42
Class R-2	21		—	21		29		4		33
Class R-2E	1		—	1		1		—	*	1
Class R-3	286		—	286		409		42		451
Class R-4	53		—	53		67		3		70
Class R-5E	1		—	1		1		—	*	1
Class R-5	14		—	14		22		2		24
Class R-6	55,700		—	55,700		79,055		4,927		83,982
Total	$59,731		$—	$59,731		$85,258		$5,452		$90,710

*	Amount less than one thousand.

24	American Funds Mortgage Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2019, the investment advisory services fee was $6,012,000, which was equivalent to an annualized rate of 0.237% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

American Funds Mortgage Fund	25

billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2019, unreimbursed expenses subject to reimbursement totaled $62,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

26	American Funds Mortgage Fund

For the six months ended February 28, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$233		$167		$9		Not applicable
Class C	74		13		4		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	19		11		4		Not applicable
Class F-2	Not applicable		53		23		Not applicable
Class F-3	Not applicable		—	*	4		Not applicable
Class 529-A	24		17		5		$7
Class 529-C	21		3		1		1
Class 529-E	3		1		—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		6		2		3
Class R-1	22		4		1		Not applicable
Class R-2	12		6		1		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	85		38		9		Not applicable
Class R-4	7		3		1		Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		1		1,166		Not applicable
Total class-specific expenses	$500		$323		$1,230		$11

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

American Funds Mortgage Fund	27

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2019.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2019

Class A	$19,619	1,995	$1,812		184		$(31,870)	(3,258)	$(10,439)	(1,079)
Class C	1,777	181	89		9		(2,826)	(289)	(960)	(99)
Class T	—	—	—		—		—	—	—	—
Class F-1	7,397	752	155		16		(2,282)	(233)	5,270	535
Class F-2	60,579	6,170	1,028		104		(35,996)	(3,649)	25,611	2,625
Class F-3	4,001	407	126		13		(1,981)	(201)	2,146	219
Class 529-A	2,829	288	195		20		(3,217)	(329)	(193)	(21)
Class 529-C	588	60	24		3		(967)	(99)	(355)	(36)
Class 529-E	178	18	11		1		(167)	(17)	22	2
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	1,563	160	81		8		(1,614)	(164)	30	4
Class R-1	586	60	27		3		(765)	(78)	(152)	(15)
Class R-2	706	72	21		2		(581)	(59)	146	15
Class R-2E	14	2	1		—	†	— †	— †	15	2
Class R-3	6,929	705	282		29		(7,301)	(742)	(90)	(8)
Class R-4	585	60	51		5		(1,869)	(191)	(1,233)	(126)
Class R-5E	28	3	1		—	†	— †	— †	29	3
Class R-5	151	16	14		1		(30)	(3)	135	14
Class R-6	514,167	52,324	55,720		5,665		(77,534)	(7,896)	492,353	50,093
Total net increase (decrease)	$621,697	63,273	$59,638		6,063		$(169,000)	(17,208)	$512,335	52,128

See end of table for footnotes.

28	American Funds Mortgage Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2018

Class A	$44,042	4,413	$3,571		360		$(60,682)	(6,106)	$(13,069)	(1,333)
Class C	2,842	287	168		17		(7,643)	(770)	(4,633)	(466)
Class T	—	—	—		—		—	—	—	—
Class F-1	8,910	891	256		26		(9,468)	(954)	(302)	(37)
Class F-2	50,747	5,114	1,192		120		(22,872)	(2,310)	29,067	2,924
Class F-3	8,914	896	172		17		(6,294)	(632)	2,792	281
Class 529-A	7,505	753	350		36		(5,346)	(539)	2,509	250
Class 529-C	1,426	144	44		5		(3,301)	(332)	(1,831)	(183)
Class 529-E	293	30	21		2		(417)	(42)	(103)	(10)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	2,229	224	142		14		(1,779)	(179)	592	59
Class R-1	2,503	252	42		4		(1,419)	(143)	1,126	113
Class R-2	1,296	131	33		3		(1,102)	(111)	227	23
Class R-2E	25	3	1		—	†	(7)	(1)	19	2
Class R-3	19,883	2,001	448		45		(11,789)	(1,189)	8,542	857
Class R-4	4,265	432	70		7		(606)	(61)	3,729	378
Class R-5E	138	14	1		—	†	(65)	(7)	74	7
Class R-5	1,082	108	23		2		(650)	(65)	455	45
Class R-6	1,489,439	149,462	83,979		8,473		(176,128)	(17,861)	1,397,290	140,074
Total net increase (decrease)	$1,645,539	165,155	$90,513		9,131		$(309,568)	(31,302)	$1,426,484	142,984

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,243,258,000 and $15,793,362,000, respectively, during the six months ended February 28, 2019.

10. Ownership concentration

At February 28, 2019, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2025 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund and American Funds 2020 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 17%, 16% and 15%, respectively. CRMC is the investment adviser to the three target date retirement funds.

American Funds Mortgage Fund	29

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
2/28/2019[4,5]	$9.84	$.09		$.08	$.17
8/31/2018	10.20	.14		(.32)	(.18)
8/31/2017	10.23	.10		.09	.19
8/31/2016	10.22	.08		.22	.30
8/31/2015	10.21	.04		.17	.21
8/31/2014	9.84	.10		.39	.49
Class C:
2/28/2019[4,5]	9.80	.05		.08	.13
8/31/2018	10.17	.06		(.33)	(.27)
8/31/2017	10.19	.02		.11	.13
8/31/2016	10.18	—	[8]	.22	.22
8/31/2015	10.19	(.05)		.17	.12
8/31/2014	9.83	.02		.38	.40
Class T:
2/28/2019[4,5]	9.83	.10		.09	.19
8/31/2018	10.20	.16		(.33)	(.17)
8/31/2017[4,11]	10.10	.06		.10	.16
Class F-1:
2/28/2019[4,5]	9.84	.09		.08	.17
8/31/2018	10.20	.14		(.32)	(.18)
8/31/2017	10.23	.10		.09	.19
8/31/2016	10.22	.08		.22	.30
8/31/2015	10.21	.04		.17	.21
8/31/2014	9.84	.10		.38	.48
Class F-2:
2/28/2019[4,5]	9.84	.11		.07	.18
8/31/2018	10.21	.17		(.33)	(.16)
8/31/2017	10.23	.12		.11	.23
8/31/2016	10.22	.11		.22	.33
8/31/2015	10.21	.07		.17	.24
8/31/2014	9.85	.12		.38	.50
Class F-3:
2/28/2019[4,5]	9.84	.11		.08	.19
8/31/2018	10.20	.18		(.32)	(.14)
8/31/2017[4,12]	10.07	.09		.14	.23

30	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.10)	$—	$(.10)	$9.91	1.71%[6]		$187		.69%[7]		.69%[7]		1.89%[7]
(.15)	(.03)	(.18)	9.84	(1.81)		197		.68		.68		1.41
(.13)	(.09)	(.22)	10.20	1.94		218		.69		.69		.98
(.16)	(.13)	(.29)	10.23	2.90		229		.68		.68		.79
(.10)	(.10)	(.20)	10.22	2.09		164		.70		.70		.40
(.12)	—	(.12)	10.21	4.97		134		.72		.72		1.00

(.06)	—	(.06)	9.87	1.32	[6]	15		1.48	[7]	1.48	[7]	1.11	[7]
(.07)	(.03)	(.10)	9.80	(2.68)		16		1.47		1.47		.60
(.06)	(.09)	(.15)	10.17	1.25		21		1.48		1.48		.18
(.08)	(.13)	(.21)	10.19	2.10		26		1.48		1.48		(.01)
(.03)	(.10)	(.13)	10.18	1.14		17		1.50		1.50		(.40)
(.04)	—	(.04)	10.19	4.09		15		1.54		1.54		.17

(.11)	—	(.11)	9.91	1.93	[6,9]	—	[10]	.47	[7,9]	.47	[7,9]	2.13	[7,9]
(.17)	(.03)	(.20)	9.83	(1.68)[9]		—	[10]	.45	[9]	.45	[9]	1.65	[9]
(.06)	—	(.06)	10.20	1.63	[6,9]	—	[10]	.18	[6,9]	.18	[6,9]	.55	[6,9]

(.10)	—	(.10)	9.91	1.71	[6]	19		.70	[7]	.70	[7]	1.91	[7]
(.15)	(.03)	(.18)	9.84	(1.83)		14		.70		.70		1.39
(.13)	(.09)	(.22)	10.20	1.92		14		.70		.70		.94
(.16)	(.13)	(.29)	10.23	2.91		23		.67		.67		.92
(.10)	(.10)	(.20)	10.22	2.08		10		.71		.71		.41
(.11)	—	(.11)	10.21	4.94		5		.74		.74		.99

(.11)	—	(.11)	9.91	1.85	[6]	100		.42	[7]	.42	[7]	2.18	[7]
(.18)	(.03)	(.21)	9.84	(1.64)		74		.40		.40		1.73
(.16)	(.09)	(.25)	10.21	2.30		47		.44		.44		1.20
(.19)	(.13)	(.32)	10.23	3.18		53		.41		.41		1.28
(.13)	(.10)	(.23)	10.22	2.37		12		.42		.42		.67
(.14)	—	(.14)	10.21	5.12		10		.46		.46		1.24

(.12)	—	(.12)	9.91	1.90	[6]	16		.31	[7]	.31	[7]	2.29	[7]
(.19)	(.03)	(.22)	9.84	(1.45)		13		.31		.31		1.80
(.10)	—	(.10)	10.20	2.33	[6]	11		.31	[7]	.31	[7]	1.55	[7]

See end of table for footnotes.

American Funds Mortgage Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/28/2019[4,5]	$9.83	$.09		$.08	$.17
8/31/2018	10.20	.13		(.33)	(.20)
8/31/2017	10.23	.10		.09	.19
8/31/2016	10.21	.08		.22	.30
8/31/2015	10.21	.02		.17	.19
8/31/2014	9.84	.09		.39	.48
Class 529-C:
2/28/2019[4,5]	9.79	.05		.08	.13
8/31/2018	10.15	.05		(.31)	(.26)
8/31/2017	10.18	.01		.10	.11
8/31/2016	10.17	(.01)		.22	.21
8/31/2015	10.18	(.06)		.17	.11
8/31/2014	9.82	.01		.39	.40
Class 529-E:
2/28/2019[4,5]	9.84	.08		.07	.15
8/31/2018	10.20	.11		(.32)	(.21)
8/31/2017	10.23	.07		.10	.17
8/31/2016	10.21	.05		.22	.27
8/31/2015	10.21	—	[8]	.17	.17
8/31/2014	9.84	.06		.39	.45
Class 529-T:
2/28/2019[4,5]	9.83	.10		.09	.19
8/31/2018	10.20	.16		(.33)	(.17)
8/31/2017[4,11]	10.10	.05		.11	.16
Class 529-F-1:
2/28/2019[4,5]	9.84	.10		.08	.18
8/31/2018	10.20	.16		(.32)	(.16)
8/31/2017	10.23	.12		.09	.21
8/31/2016	10.22	.09		.22	.31
8/31/2015	10.21	.06		.17	.23
8/31/2014	9.84	.11		.39	.50
Class R-1:
2/28/2019[4,5]	9.81	.05		.08	.13
8/31/2018	10.17	.06		(.32)	(.26)
8/31/2017	10.20	.03		.08	.11
8/31/2016	10.19	.01		.22	.23
8/31/2015	10.19	—	[8]	.17	.17
8/31/2014	9.84	.14		.38	.52

32	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.09)	$—	$(.09)	$9.91	1.77%[6]		$21		.77%[7]		.77%[7]		1.82%[7]
(.14)	(.03)	(.17)	9.83	(1.98)		21		.75		.75		1.36
(.13)	(.09)	(.22)	10.20	1.98		19		.74		.74		.94
(.15)	(.13)	(.28)	10.23	2.81		18		.76		.76		.71
(.09)	(.10)	(.19)	10.21	1.91		13		.79		.79		.32
(.11)	—	(.11)	10.21	4.87		11		.82		.82		.89

(.06)	—	(.06)	9.86	1.31	[6]	4		1.52	[7]	1.52	[7]	1.06	[7]
(.07)	(.03)	(.10)	9.79	(2.64)		4		1.52		1.52		.54
(.05)	(.09)	(.14)	10.15	1.10		6		1.53		1.53		.14
(.07)	(.13)	(.20)	10.18	2.04		7		1.55		1.55		(.06)
(.02)	(.10)	(.12)	10.17	1.10		5		1.57		1.57		(.47)
(.04)	—	(.04)	10.18	4.05		4		1.62		1.62		.09

(.08)	—	(.08)	9.91	1.57	[6]	1		.97	[7]	.97	[7]	1.63	[7]
(.12)	(.03)	(.15)	9.84	(2.09)		1		.96		.96		1.14
(.11)	(.09)	(.20)	10.20	1.65		2		.98		.98		.71
(.12)	(.13)	(.25)	10.23	2.66		1		1.01		1.01		.45
(.07)	(.10)	(.17)	10.21	1.65		1		1.04		1.04		.06
(.08)	—	(.08)	10.21	4.59		1		1.08		1.08		.65

(.11)	—	(.11)	9.91	1.90	[6,9]	—	[10]	.53	[7,9]	.53	[7,9]	2.07	[7,9]
(.17)	(.03)	(.20)	9.83	(1.74)[9]		—	[10]	.52	[9]	.52	[9]	1.59	[9]
(.06)	—	(.06)	10.20	1.60	[6,9]	—	[10]	.20	[6,9]	.20	[6,9]	.53	[6,9]

(.11)	—	(.11)	9.91	1.79	[6]	8		.53	[7]	.53	[7]	2.06	[7]
(.17)	(.03)	(.20)	9.84	(1.66)		8		.52		.52		1.60
(.15)	(.09)	(.24)	10.20	2.11		7		.53		.53		1.17
(.17)	(.13)	(.30)	10.23	3.03		6		.55		.55		.89
(.12)	(.10)	(.22)	10.22	2.22		6		.57		.57		.54
(.13)	—	(.13)	10.21	5.08		5		.61		.61		1.10

(.06)	—	(.06)	9.88	1.34	[6]	4		1.48	[7]	1.48	[7]	1.11	[7]
(.07)	(.03)	(.10)	9.81	(2.58)		4		1.47		1.47		.65
(.05)	(.09)	(.14)	10.17	1.13		4		1.49		1.49		.33
(.09)	(.13)	(.22)	10.20	2.27		—	[10]	1.33		1.33		.18
(.07)	(.10)	(.17)	10.19	1.61		—	[10]	1.13		1.13		(.06)
(.17)	—	(.17)	10.19	5.38	[9]	—	[10]	.26	[9]	.26	[9]	1.45	[9]

See end of table for footnotes.

American Funds Mortgage Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/28/2019[4,5]	$9.79	$.06		$.07	$.13
8/31/2018	10.15	.07		(.32)	(.25)
8/31/2017	10.18	.02		.10	.12
8/31/2016	10.17	—	[8]	.22	.22
8/31/2015	10.18	(.06)		.17	.11
8/31/2014	9.83	.02		.39	.41
Class R-2E:
2/28/2019[4,5]	9.82	.07		.09	.16
8/31/2018	10.19	.10		(.33)	(.23)
8/31/2017	10.21	.06		.11	.17
8/31/2016	10.22	.08		.22	.30
8/31/2015	10.21	.06		.17	.23
8/31/2014[4,13]	10.21	—		—	—
Class R-3:
2/28/2019[4,5]	9.83	.08		.07	.15
8/31/2018	10.19	.11		(.32)	(.21)
8/31/2017	10.22	.08		.08	.16
8/31/2016	10.21	.04		.22	.26
8/31/2015	10.21	—	[8]	.17	.17
8/31/2014	9.84	.08		.39	.47
Class R-4:
2/28/2019[4,5]	9.84	.09		.08	.17
8/31/2018	10.20	.15		(.33)	(.18)
8/31/2017	10.23	.10		.09	.19
8/31/2016	10.22	.08		.22	.30
8/31/2015	10.21	.05		.17	.22
8/31/2014	9.84	.11		.38	.49
Class R-5E:
2/28/2019[4,5]	9.84	.10		.08	.18
8/31/2018	10.20	.18		(.33)	(.15)
8/31/2017	10.23	.13		.10	.23
8/31/2016[4,14]	10.25	.08		.17	.25
Class R-5:
2/28/2019[4,5]	9.84	.11		.07	.18
8/31/2018	10.20	.18		(.33)	(.15)
8/31/2017	10.23	.13		.10	.23
8/31/2016	10.22	.11		.22	.33
8/31/2015	10.21	.07		.17	.24
8/31/2014	9.84	.15		.37	.52

34	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.06)	$—	$(.06)	$9.86	1.36%[6]		$4		1.43%[7]		1.43%[7]		1.17%[7]
(.08)	(.03)	(.11)	9.79	(2.54)		3		1.42		1.42		.69
(.06)	(.09)	(.15)	10.15	1.18		3		1.46		1.46		.22
(.08)	(.13)	(.21)	10.18	2.10		3		1.49		1.49		(.01)
(.02)	(.10)	(.12)	10.17	1.08		2		1.62		1.62		(.51)
(.06)	—	(.06)	10.18	4.19	[9]	2		1.47	[9]	1.47	[9]	.23	[9]

(.08)	—	(.08)	9.90	1.61	[6,9]	—	[10]	1.16	[7,9]	1.10	[7,9]	1.50	[7,9]
(.11)	(.03)	(.14)	9.82	(2.30)[9]		—	[10]	1.17	[9]	1.07	[9]	1.04	[9]
(.10)	(.09)	(.19)	10.19	1.69	[9]	—	[10]	1.12	[9]	1.11	[9]	.63	[9]
(.18)	(.13)	(.31)	10.21	2.92	[9]	—	[10]	.70	[9]	.60	[9]	.84	[9]
(.12)	(.10)	(.22)	10.22	2.22	[9]	—	[10]	.57	[9]	.57	[9]	.54	[9]
—	—	—	10.21	—		—	[10]	—		—		—

(.08)	—	(.08)	9.90	1.55	[6]	34		1.03	[7]	1.03	[7]	1.57	[7]
(.12)	(.03)	(.15)	9.83	(2.15)		34		1.02		1.02		1.10
(.10)	(.09)	(.19)	10.19	1.59		26		1.02		1.02		.79
(.12)	(.13)	(.25)	10.22	2.57		3		1.00		1.00		.52
(.07)	(.10)	(.17)	10.21	1.68		2		1.01		1.01		.09
(.10)	—	(.10)	10.21	4.78	[9]	2		.92	[9]	.92	[9]	.81	[9]

(.10)	—	(.10)	9.91	1.72	[6]	5		.67	[7]	.67	[7]	1.91	[7]
(.15)	(.03)	(.18)	9.84	(1.80)		6		.66		.66		1.55
(.13)	(.09)	(.22)	10.20	1.94		2		.69		.69		.97
(.16)	(.13)	(.29)	10.23	2.93		3		.65		.65		.88
(.11)	(.10)	(.21)	10.22	2.16		2		.63		.63		.48
(.12)	—	(.12)	10.21	5.06		2		.63		.63		1.06

(.11)	—	(.11)	9.91	1.81	[6]	—	[10]	.53	[7]	.51	[7]	2.09	[7]
(.18)	(.03)	(.21)	9.84	(1.53)		—	[10]	.48		.45		1.79
(.17)	(.09)	(.26)	10.20	2.25		—	[10]	.56		.40		1.28
(.14)	(.13)	(.27)	10.23	2.39	[6]	—	[10]	.53	[7]	.53	[7]	1.01	[7]

(.11)	—	(.11)	9.91	1.87	[6]	1		.37	[7]	.37	[7]	2.23	[7]
(.18)	(.03)	(.21)	9.84	(1.50)		1		.36		.36		1.77
(.17)	(.09)	(.26)	10.20	2.25		1		.38		.38		1.31
(.19)	(.13)	(.32)	10.23	3.19		1		.39		.39		1.14
(.13)	(.10)	(.23)	10.22	2.40		—	[10]	.38		.38		.72
(.15)	—	(.15)	10.21	5.29		—	[10]	.43		.43		1.48

See end of table for footnotes.

American Funds Mortgage Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/28/2019[4,5]	$9.84	$.11	$.08	$.19
8/31/2018	10.20	.18	(.32)	(.14)
8/31/2017	10.23	.14	.09	.23
8/31/2016	10.22	.11	.22	.33
8/31/2015	10.21	.08	.17	.25
8/31/2014	9.84	.13	.39	.52

Portfolio turnover rate for all share classes[15]	Six months ended	Year ended August 31
	February 28, 2019[4,5,6]	2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	36%	66%	104%	159%	130%	Not available
Including mortgage dollar roll transactions	337%	1,009%	635%	1,041%	1,205%	812%

See notes to financial statements

36	American Funds Mortgage Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments	Ratio of expenses to average net assets after reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]

$(.12)	$—	$(.12)	$9.91	1.91%[6]	$5,020	.31%[7]	.31%[7]	2.29%[7]
(.19)	(.03)	(.22)	9.84	(1.44)	4,490	.30	.30	1.83
(.17)	(.09)	(.26)	10.20	2.33	3,227	.31	.31	1.40
(.19)	(.13)	(.32)	10.23	3.27	2,157	.31	.31	1.16
(.14)	(.10)	(.24)	10.22	2.48	1,553	.32	.32	.80
(.15)	—	(.15)	10.21	5.33	961	.36	.36	1.32

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

American Funds Mortgage Fund	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2018, through February 28, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	American Funds Mortgage Fund

	Beginning account value 9/1/2018	Ending account value 2/28/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,017.08	$3.45	.69%
Class A – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class C – actual return	1,000.00	1,013.19	7.39	1.48
Class C – assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class T – actual return	1,000.00	1,019.27	2.35	.47
Class T – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class F-1 – actual return	1,000.00	1,017.08	3.50	.70
Class F-1 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class F-2 – actual return	1,000.00	1,018.45	2.10	.42
Class F-2 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class F-3 – actual return	1,000.00	1,019.02	1.55	.31
Class F-3 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 529-A – actual return	1,000.00	1,017.73	3.85	.77
Class 529-A – assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 529-C – actual return	1,000.00	1,013.06	7.59	1.52
Class 529-C – assumed 5% return	1,000.00	1,017.26	7.60	1.52
Class 529-E – actual return	1,000.00	1,015.74	4.85	.97
Class 529-E – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-T – actual return	1,000.00	1,018.99	2.65	.53
Class 529-T – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 529-F-1 – actual return	1,000.00	1,017.92	2.65	.53
Class 529-F-1 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-1 – actual return	1,000.00	1,013.42	7.39	1.48
Class R-1 – assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class R-2 – actual return	1,000.00	1,013.56	7.14	1.43
Class R-2 – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2E – actual return	1,000.00	1,016.13	5.50	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	1,015.54	5.15	1.03
Class R-3 – assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class R-4 – actual return	1,000.00	1,017.20	3.35	.67
Class R-4 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class R-5E – actual return	1,000.00	1,018.06	2.55	.51
Class R-5E – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class R-5 – actual return	1,000.00	1,018.72	1.85	.37
Class R-5 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-6 – actual return	1,000.00	1,019.07	1.55	.31
Class R-6 – assumed 5% return	1,000.00	1,023.26	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Mortgage Fund	39

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40	American Funds Mortgage Fund

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American Funds Mortgage Fund	41

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42	American Funds Mortgage Fund

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date) 495,287,123

Total shares voting on November 28, 2018 489,161,745 (98.8% of shares outstanding)

The proposal: to elect board members

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
William H. Baribault	477,696,949	97.7%	11,464,796	2.3%
James G. Ellis	477,907,767	97.7	11,253,978	2.3
Nariman Farvardin	477,896,925	97.7	11,264,820	2.3
Michael C. Gitlin	477,665,132	97.7	11,496,613	2.3
Mary Davis Holt	480,071,330	98.1	9,090,415	1.9
R. Clark Hooper	477,966,977	97.7	11,194,768	2.3
Merit E. Janow	477,830,183	97.7	11,331,562	2.3
Laurel B. Mitchell	480,157,534	98.2	9,004,211	1.8
Margaret Spellings	480,305,217	98.2	8,856,528	1.8
Alexandra Trower	480,160,499	98.2	9,001,246	1.8
Karl J. Zeile	477,940,350	97.7	11,221,395	2.3

American Funds Mortgage Fund	43

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Mortgage Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2019, portfolio of American Funds Mortgage Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Mortgage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Mortgage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Mortgage Fund®

Investment portfolio

February 28, 2019

unaudited

Bonds, notes & other debt instruments 89.92% Mortgage-backed obligations 64.90% Federal agency mortgage-backed obligations 63.31%	Principal amount (000)	Value (000)
Fannie Mae 3.00% 20221	$190	$190
Fannie Mae 3.00% 20321	826	825
Fannie Mae 2.50% 20331	1,914	1,859
Fannie Mae 2.50% 20331	542	522
Fannie Mae 3.00% 20331	10,736	10,723
Fannie Mae 3.00% 20331	3,908	3,904
Fannie Mae 3.00% 20331	3,341	3,337
Fannie Mae 3.00% 20331	2,707	2,704
Fannie Mae 3.00% 20331	1,902	1,900
Fannie Mae 3.00% 20331	1,887	1,885
Fannie Mae 3.00% 20331	1,796	1,794
Fannie Mae 3.00% 20331	1,480	1,478
Fannie Mae 3.00% 20331	1,468	1,466
Fannie Mae 3.00% 20331	1,392	1,390
Fannie Mae 3.00% 20331	1,388	1,386
Fannie Mae 3.00% 20331	1,226	1,224
Fannie Mae 3.00% 20331	1,043	1,042
Fannie Mae 3.00% 20331	995	994
Fannie Mae 3.00% 20331	994	993
Fannie Mae 3.00% 20331	993	992
Fannie Mae 3.00% 20331	952	951
Fannie Mae 3.00% 20331	935	934
Fannie Mae 3.00% 20331	933	932
Fannie Mae 3.00% 20331	916	915
Fannie Mae 3.00% 20331	902	901
Fannie Mae 3.00% 20331	881	880
Fannie Mae 3.00% 20331	876	875
Fannie Mae 3.00% 20331	862	861
Fannie Mae 3.00% 20331	834	833
Fannie Mae 3.00% 20331	816	815
Fannie Mae 3.00% 20331	770	769
Fannie Mae 3.00% 20331	739	738
Fannie Mae 3.00% 20331	734	733
Fannie Mae 3.00% 20331	688	687
Fannie Mae 3.00% 20331	683	682
Fannie Mae 3.00% 20331	664	663
Fannie Mae 3.00% 20331	659	658
Fannie Mae 3.00% 20331	647	646
Fannie Mae 3.00% 20331	607	607
Fannie Mae 3.00% 20331	570	570
Fannie Mae 3.00% 20331	553	552
Fannie Mae 3.00% 20331	506	506
Fannie Mae 3.00% 20331	495	495
Fannie Mae 3.00% 20331	492	492
Fannie Mae 3.00% 20331	481	480
Fannie Mae 3.00% 20331	472	472

American Funds Mortgage Fund — Page 1 of 10

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 20331	$459	$458
Fannie Mae 3.00% 20331	454	454
Fannie Mae 3.00% 20331	410	404
Fannie Mae 3.00% 20331	403	403
Fannie Mae 3.00% 20331	398	398
Fannie Mae 3.00% 20331	399	398
Fannie Mae 3.00% 20331	381	381
Fannie Mae 3.00% 20331	375	374
Fannie Mae 3.00% 20331	362	362
Fannie Mae 3.00% 20331	354	353
Fannie Mae 3.00% 20331	337	336
Fannie Mae 3.00% 20331	334	333
Fannie Mae 3.00% 20331	305	305
Fannie Mae 3.00% 20331	270	270
Fannie Mae 3.00% 20331	248	248
Fannie Mae 3.00% 20331	237	237
Fannie Mae 3.00% 20331	221	221
Fannie Mae 3.00% 20331	206	205
Fannie Mae 3.00% 20331	176	176
Fannie Mae 3.00% 20331	151	150
Fannie Mae 3.00% 20331	47	47
Fannie Mae 3.00% 20331	38	38
Fannie Mae 3.00% 20331	36	36
Fannie Mae 4.00% 20331	126,920	130,288
Fannie Mae 4.00% 20331	16,656	17,107
Fannie Mae 3.00% 20341,2	47,859	47,765
Fannie Mae 3.00% 20341	7,387	7,378
Fannie Mae 3.00% 20341	4,552	4,546
Fannie Mae 3.00% 20341	1,968	1,965
Fannie Mae 3.00% 20341	1,662	1,660
Fannie Mae 3.00% 20341	966	965
Fannie Mae 3.00% 20341	466	465
Fannie Mae 3.00% 20341	408	407
Fannie Mae 3.00% 20341	374	373
Fannie Mae 3.00% 20341	211	211
Fannie Mae 3.00% 20341	17	17
Fannie Mae 3.50% 20341,2	120,000	121,881
Fannie Mae 4.00% 20341,2	10,000	10,256
Fannie Mae 4.00% 20361	5,981	6,180
Fannie Mae 4.00% 20361	5,643	5,831
Fannie Mae 4.00% 20361	3,633	3,754
Fannie Mae 4.00% 20361	3,412	3,526
Fannie Mae 4.00% 20361	1,747	1,806
Fannie Mae 4.00% 20361	764	790
Fannie Mae 4.00% 20371	15,577	16,058
Fannie Mae 5.00% 20401	965	990
Fannie Mae 2.275% 20431	187	172
Fannie Mae 2.275% 20431	121	112
Fannie Mae 2.275% 20431	105	96
Fannie Mae 2.275% 20431	82	75
Fannie Mae 2.525% 20431	212	202
Fannie Mae 2.525% 20431	140	133
Fannie Mae 2.525% 20431	137	130
Fannie Mae 2.525% 20431	134	127

American Funds Mortgage Fund — Page 2 of 10

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 2.525% 20431	$129	$122
Fannie Mae 2.525% 20431	122	116
Fannie Mae 2.525% 20431	117	111
Fannie Mae 2.525% 20431	100	95
Fannie Mae 2.525% 20431	98	93
Fannie Mae 2.525% 20431	95	90
Fannie Mae 2.525% 20431	84	80
Fannie Mae 2.525% 20431	79	75
Fannie Mae 2.525% 20431	79	75
Fannie Mae 2.525% 20431	67	63
Fannie Mae 2.525% 20431	61	58
Fannie Mae 2.525% 20431	49	47
Fannie Mae 2.775% 20431	352	340
Fannie Mae 2.775% 20431	351	339
Fannie Mae 2.775% 20431	327	315
Fannie Mae 2.775% 20431	275	266
Fannie Mae 2.775% 20431	220	213
Fannie Mae 2.775% 20431	209	202
Fannie Mae 2.775% 20431	126	122
Fannie Mae 2.775% 20431	122	118
Fannie Mae 2.775% 20431	104	100
Fannie Mae 2.775% 20431	103	99
Fannie Mae 2.775% 20431	98	94
Fannie Mae 2.775% 20431	90	87
Fannie Mae 2.775% 20431	63	61
Fannie Mae 2.775% 20431	60	58
Fannie Mae 2.775% 20431	58	56
Fannie Mae 2.775% 20431	55	53
Fannie Mae 2.775% 20431	44	43
Fannie Mae 3.025% 20431	337	330
Fannie Mae 3.025% 20431	205	201
Fannie Mae 3.025% 20431	186	182
Fannie Mae 3.025% 20431	166	162
Fannie Mae 3.025% 20431	134	131
Fannie Mae 3.025% 20431	105	103
Fannie Mae 3.025% 20431	93	91
Fannie Mae 3.025% 20431	85	83
Fannie Mae 3.025% 20431	81	80
Fannie Mae 3.025% 20431	75	74
Fannie Mae 3.025% 20431	44	43
Fannie Mae 3.275% 20431	157	156
Fannie Mae 3.275% 20431	142	141
Fannie Mae 3.275% 20431	71	70
Fannie Mae 3.275% 20431	60	60
Fannie Mae 3.275% 20431	32	32
Fannie Mae 4.00% 20431	6,045	6,205
Fannie Mae 4.00% 20451	9,690	9,975
Fannie Mae 4.00% 20461	7,417	7,590
Fannie Mae 3.50% 20471	9,609	9,630
Fannie Mae 3.50% 20471	1,331	1,335
Fannie Mae 4.00% 20471	67,031	68,588
Fannie Mae 4.00% 20471	47,894	48,999
Fannie Mae 4.00% 20471	19,736	20,191
Fannie Mae 4.00% 20471	19,156	19,597

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 20471	$8,009	$8,195
Fannie Mae 4.00% 20471	4,766	4,876
Fannie Mae 4.00% 20471	4,471	4,574
Fannie Mae 4.00% 20471	2,431	2,487
Fannie Mae 4.00% 20471	106	108
Fannie Mae 4.00% 20471	85	87
Fannie Mae 4.50% 20471	5,532	5,648
Fannie Mae 4.00% 20481	89,892	91,732
Fannie Mae 4.00% 20481	42,474	43,347
Fannie Mae 4.00% 20481	37,569	38,338
Fannie Mae 4.00% 20481	13,508	13,795
Fannie Mae 4.00% 20481	1,379	1,408
Fannie Mae 4.00% 20481	905	924
Fannie Mae 4.00% 20481	802	818
Fannie Mae 4.00% 20481	101	103
Fannie Mae 4.00% 20481	63	65
Fannie Mae 4.50% 20481	201,048	208,220
Fannie Mae 4.50% 20481	100,992	104,626
Fannie Mae 4.50% 20481	41,079	42,558
Fannie Mae 4.50% 20481,2	38,762	40,144
Fannie Mae 4.50% 20481	921	954
Fannie Mae 5.00% 20481	33,450	35,140
Fannie Mae 3.50% 20491,2	44,998	45,011
Fannie Mae 3.50% 20491,2	20,602	20,594
Fannie Mae 3.50% 20491	13,490	13,504
Fannie Mae 4.00% 20491,2	81,069	82,597
Fannie Mae 4.50% 20491,2	378,047	391,183
Fannie Mae 4.50% 20491,2	9,800	10,134
Fannie Mae 3.50% 20531	1,907	1,873
Fannie Mae 3.50% 20571	20,237	20,220
Freddie Mac 3.00% 20341,2	339,000	338,543
Freddie Mac 4.00% 20361	1,534	1,585
Freddie Mac 4.00% 20361	1,496	1,546
Freddie Mac 4.00% 20361	1,128	1,166
Freddie Mac 6.00% 20381	128	142
Freddie Mac 4.00% 20411	360	367
Freddie Mac 3.30% 20451,3	17,014	17,138
Freddie Mac 3.00% 20461	98,509	96,885
Freddie Mac 3.50% 20461	359	357
Freddie Mac 4.00% 20461	11,777	12,056
Freddie Mac 4.50% 20461	1,403	1,458
Freddie Mac 4.00% 20471	8,967	9,177
Freddie Mac 4.00% 20471	3,359	3,397
Freddie Mac 3.50% 20481	6,316	6,330
Freddie Mac 4.00% 20481	77,158	78,758
Freddie Mac 4.00% 20481	69,325	70,763
Freddie Mac 4.00% 20481	28,957	29,557
Freddie Mac 4.50% 20481	12,234	12,684
Freddie Mac 4.50% 20481	2,836	2,940
Freddie Mac 5.00% 20481	2,920	3,070
Freddie Mac 4.50% 20491,2	16,625	17,223
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 20231	480	474
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 20561	22,776	22,632
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 20561	16,549	16,279

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 20561,3	$11,965	$11,650
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	15,714	15,488
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20571,3	89,798	87,600
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20571	75,931	75,210
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20571	55,801	55,470
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 20571	2,736	2,711
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 20281	94,497	95,072
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-1, Class A1, 3.50% 20281	17,398	17,507
Government National Mortgage Assn. 4.00% 20321	859	891
Government National Mortgage Assn. 4.00% 20321	599	621
Government National Mortgage Assn. 6.50% 20321	935	1,040
Government National Mortgage Assn. 3.75% 20341	1,200	1,228
Government National Mortgage Assn. 4.25% 20341	1,151	1,201
Government National Mortgage Assn. 3.25% 20351	2,870	2,884
Government National Mortgage Assn. 3.25% 20351	1,779	1,788
Government National Mortgage Assn. 3.25% 20351	1,435	1,442
Government National Mortgage Assn. 3.25% 20351	1,383	1,390
Government National Mortgage Assn. 5.00% 20351	542	566
Government National Mortgage Assn. 3.75% 20371	497	511
Government National Mortgage Assn. 6.50% 20381	352	390
Government National Mortgage Assn. 6.50% 20381	56	58
Government National Mortgage Assn. 6.00% 20391	2,622	2,852
Government National Mortgage Assn. 3.25% 20401	1,124	1,131
Government National Mortgage Assn. 3.25% 20401	1,060	1,065
Government National Mortgage Assn. 3.25% 20401	749	753
Government National Mortgage Assn. 5.00% 20401	174	181
Government National Mortgage Assn. 5.50% 20401	2,847	3,024
Government National Mortgage Assn. 4.00% 20411	1,110	1,106
Government National Mortgage Assn. 4.50% 20411	1,369	1,422
Government National Mortgage Assn. 4.50% 20411	755	783
Government National Mortgage Assn. 4.50% 20411	608	628
Government National Mortgage Assn. 4.50% 20411	510	527
Government National Mortgage Assn. 4.50% 20411	282	292
Government National Mortgage Assn. 5.00% 20411	2,827	2,951
Government National Mortgage Assn. 5.00% 20411	2,149	2,243
Government National Mortgage Assn. 5.00% 20411	860	902
Government National Mortgage Assn. 6.50% 20411	241	264
Government National Mortgage Assn. 2.75% 20421	544	530
Government National Mortgage Assn. 2.75% 20421	393	383
Government National Mortgage Assn. 2.75% 20421	387	377
Government National Mortgage Assn. 2.75% 20421	350	340
Government National Mortgage Assn. 2.75% 20421	281	274
Government National Mortgage Assn. 2.75% 20421	175	170
Government National Mortgage Assn. 2.75% 20421	68	66
Government National Mortgage Assn. 3.50% 20421	660	670
Government National Mortgage Assn. 3.50% 20421	551	558
Government National Mortgage Assn. 4.00% 20421	689	707
Government National Mortgage Assn. 4.00% 20421	680	700
Government National Mortgage Assn. 4.00% 20421	639	657
Government National Mortgage Assn. 4.50% 20421	1,643	1,703
Government National Mortgage Assn. 3.50% 20431	898	912
Government National Mortgage Assn. 3.50% 20431	856	864
Government National Mortgage Assn. 4.00% 20431	926	940
Government National Mortgage Assn. 3.75% 20441	1,711	1,757

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.25% 20441	$851	$883
Government National Mortgage Assn. 4.00% 20461	4,815	4,903
Government National Mortgage Assn. 4.00% 20491,2	69,800	71,631
Government National Mortgage Assn. 4.50% 20491,2	154,350	159,714
Government National Mortgage Assn. 5.00% 20491,2	110,621	115,222
Government National Mortgage Assn. 5.00% 20491,2	31,818	33,123
Government National Mortgage Assn. 5.00% 20491	21,441	22,417
Government National Mortgage Assn. 4.81% 20611	3	4
Government National Mortgage Assn. 5.097% 20621	55	56
Government National Mortgage Assn. 5.371% 20641	3	3
Government National Mortgage Assn. 4.809% 20651	469	475
Government National Mortgage Assn. 5.018% 20661	88	89
Government National Mortgage Assn. 5.159% 20661	185	187
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 20611,3	37	37
Government National Mortgage Assn., Series 2016-H04, Class CI, interest only, 2.494% 20621,3	7,635	81
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.667% 20661,3	96,752	1,636
		3,443,449
Collateralized mortgage-backed obligations (privately originated) 1.59%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20481,3,4	4,280	4,287
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.44% 20241,3	10	10
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 20281,3,4,5	23,846	23,765
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 20481,4	9,727	9,818
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 20271,3,4	2,265	2,261
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 20281,4	6,378	6,385
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20281,4,5	10,249	10,252
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20281,3,4,5	9,099	9,102
Reverse Mortgage Investment Trust, Series RBIT 18-1, Class A, 3.436% 20281,3,4,5	3,796	3,798
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,3,4	1,996	1,962
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,4	10,075	10,016
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.09% 20571,3,4	4,862	4,847
		86,503
Total mortgage-backed obligations		3,529,952
U.S. Treasury bonds & notes 22.93% U.S. Treasury 19.77%
U.S. Treasury 1.625% 2019	150,000	149,889
U.S. Treasury 1.50% 2020	3,098	3,060
U.S. Treasury 2.50% 2020	6,000	5,995
U.S. Treasury 2.75% 2020	71,000	71,214
U.S. Treasury 1.75% 2021	5,000	4,901
U.S. Treasury 2.00% 2021	24,000	23,734
U.S. Treasury 2.00% 2021	12,000	11,841
U.S. Treasury 2.50% 2021	15,000	14,992
U.S. Treasury 2.75% 2021	6,000	6,036
U.S. Treasury 1.75% 2022	133,000	130,090
U.S. Treasury 1.75% 2022	20,000	19,573
U.S. Treasury 1.875% 2022	52,000	50,885
U.S. Treasury 1.875% 2022	44,000	43,173
U.S. Treasury 1.875% 2022	28,000	27,497
U.S. Treasury 2.00% 2022	25,500	25,034
U.S. Treasury 2.125% 20226	111,000	109,429
U.S. Treasury 1.625% 2023	35,321	34,062

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2023	$5,000	$4,826
U.S. Treasury 2.50% 2023	24,679	24,667
U.S. Treasury 2.625% 2023	27,500	27,626
U.S. Treasury 2.625% 2023	4,000	4,019
U.S. Treasury 2.75% 2023	90,000	90,833
U.S. Treasury 2.75% 2023	23,000	23,225
U.S. Treasury 2.875% 2023	40,500	41,128
U.S. Treasury 2.875% 2023	9,000	9,138
U.S. Treasury 2.125% 2024	10,000	9,777
U.S. Treasury 2.50% 20246	28,000	27,950
U.S. Treasury 2.875% 2025	9,000	9,149
U.S. Treasury 2.875% 2028	6,676	6,762
U.S. Treasury 3.125% 2028	3,000	3,102
U.S. Treasury 2.875% 20466	21,000	20,196
U.S. Treasury 3.00% 20486	30,000	29,498
U.S. Treasury 3.125% 2048	8,948	9,014
U.S. Treasury 3.375% 2048	2,800	2,962
		1,075,277
U.S. Treasury inflation-protected securities 3.16%
U.S. Treasury Inflation-Protected Security 0.625% 20237	96,098	95,997
U.S. Treasury Inflation-Protected Security 2.125% 20417	551	665
U.S. Treasury Inflation-Protected Security 0.75% 20426,7	33,709	31,397
U.S. Treasury Inflation-Protected Security 1.375% 20446,7	41,609	44,032
		172,091
Total U.S. Treasury bonds & notes		1,247,368
Asset-backed obligations 2.08%
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20201	169	169
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 20211	6,560	6,560
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.771% 20251,3,4	492	492
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 20211	1,185	1,179
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 20211	3,550	3,526
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 20201,4	49	49
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 20211,4	4,516	4,513
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 20201	787	787
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 20201	6,271	6,272
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 20221	5,010	5,008
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 20211,4	10,693	10,678
Emerson Park Ltd., CLO, Series 2013-1A, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.767% 20251,3,4	116	116
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20211,4	3,340	3,329
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 20211,4	12,892	12,887
Ford Credit Auto Owner Trust, Series 2014-1A, Class A, 2.26% 20251,4	13,615	13,603
Ford Credit Auto Owner Trust, Series 2014-2A, Class A, 2.31% 20261,4	4,595	4,580
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 20211	7,317	7,313
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.91% 20251,3	146	143
Symphony Ltd., CLO, Series 2013-12A,Class AR, (3-month USD-LIBOR + 1.03%) 3.817% 20251,3,4	2,505	2,505
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 20211	13,222	13,220
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20201,4	837	836

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 20211,4	$12,828	$12,824
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20221,4	2,730	2,724
		113,313
Corporate bonds & notes 0.01% Financials 0.01%
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.779% 20193,4,5,8	214	214
Total bonds, notes & other debt instruments (cost: $4,893,042,000)		4,890,847
Short-term securities 36.67%
3M Co. 2.50% due 3/26/20194	25,000	24,956
Bank of New York Co., Inc. 2.38% due 3/1/2019	10,750	10,749
Bridgestone Americas, Inc. 2.40% due 3/1/20194	35,000	34,998
Chevron Corp. 2.46%–2.50% due 3/11/2019–4/17/20194	70,000	69,824
Cisco Systems, Inc. 2.46%–2.47% due 4/23/2019–4/25/20194	100,000	99,623
Coca-Cola Co. 2.51% due 5/1/20194	29,100	28,975
Eli Lilly and Co. 2.45% due 3/6/20194	25,000	24,990
ExxonMobil Corp. 2.44% due 3/18/2019	100,000	99,880
Fannie Mae 2.37% due 3/12/2019	50,000	49,964
Federal Farm Credit Banks 2.43% due 7/22/2019	44,000	43,563
Federal Home Loan Bank 2.37%–2.41% due 3/5/2019–4/17/2019	728,295	727,079
Freddie Mac 2.38%–2.42% due 4/17/2019–6/5/2019	220,000	218,984
General Dynamics Corp. 2.39%–2.47% due 3/14/2019–4/4/20194	100,000	99,835
HSBC USA Inc. 2.73% due 3/4/20194	25,000	24,993
Merck & Co. Inc. 2.40%–2.46% due 3/12/2019–4/15/20194	85,000	84,802
Total Capital SA 2.37% due 3/1/20194	86,250	86,244
U.S. Treasury Bills 2.33%–2.40% due 3/19/2019–4/23/2019	228,700	228,230
Wal-Mart Stores, Inc. 2.42% due 3/11/20194	36,900	36,873
Total short-term securities (cost: $1,994,635,000)		1,994,562
Total investment securities 126.59% (cost: $6,887,677,000)		6,885,409
Other assets less liabilities (26.59)%		(1,446,347)
Net assets 100.00%		$5,439,062

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 2/28/201910 (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
90 Day Euro Dollar Futures	Long	1,590	December 2019	$397,500	$387,006	$2,441
2 Year U.S. Treasury Note Futures	Long	5,546	July 2019	1,109,200	1,176,835	(594)
5 Year U.S. Treasury Note Futures	Long	3,827	July 2019	382,700	438,431	(770)
10 Year U.S. Treasury Note Futures	Long	3,552	June 2019	355,200	433,344	(1,432)
10 Year Ultra U.S. Treasury Note Futures	Short	1,937	June 2019	(193,700)	(250,751)	1,197
20 Year U.S. Treasury Bond Futures	Long	988	June 2019	98,800	142,735	(945)
30 Year Ultra U.S. Treasury Bond Futures	Long	109	June 2019	10,900	17,396	(217)
						$(320)

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Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
2.5045%	U.S. EFFR	8/29/2020	$311,110	$636	$—	$636
2.5215%	U.S. EFFR	8/29/2020	227,890	523	—	523
3-month USD-LIBOR	2.806%	8/29/2020	80,500	(188)	—	(188)
2.622%	U.S. EFFR	9/14/2020	220,000	842	—	842
2.4825%	U.S. EFFR	12/26/2020	700,000	1,384	—	1,384
2.3995%	U.S. EFFR	1/11/2021	270,910	150	—	150
2.4035%	U.S. EFFR	1/11/2021	202,090	127	—	127
2.3755%	U.S. EFFR	2/6/2021	355,000	83	—	83
3-month USD-LIBOR	1.217%	9/22/2021	70,000	2,369	—	2,369
3-month USD-LIBOR	1.225%	9/22/2021	70,000	2,355	—	2,355
3-month USD-LIBOR	1.2796%	10/11/2021	100,000	3,298	—	3,298
2.0145%	3-month USD-LIBOR	10/20/2021	200,000	(2,914)	—	(2,914)
3-month USD-LIBOR	1.785%	3/27/2022	35,000	809	—	809
2.009%	3-month USD-LIBOR	10/4/2022	102,000	(1,930)	—	(1,930)
2.1045%	3-month USD-LIBOR	10/31/2022	125,000	(1,994)	—	(1,994)
3-month USD-LIBOR	2.2835%	1/5/2023	228,000	2,304	—	2,304
3-month USD-LIBOR	2.24%	12/5/2026	85,400	2,440	—	2,440
3-month USD-LIBOR	2.27%	12/5/2026	69,600	1,841	—	1,841
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(399)	—	(399)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	510	—	510
3-month USD-LIBOR	2.454%	1/15/2045	7,000	563	—	563
3-month USD-LIBOR	2.516%	10/20/2045	15,000	1,053	—	1,053
3-month USD-LIBOR	2.525%	10/20/2045	10,000	685	—	685
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	1,076	—	1,076
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	394	—	394
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	292	—	292
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	907	—	907
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	754	—	754
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	913	—	913
3-month USD-LIBOR	1.991%	6/13/2046	6,000	1,043	—	1,043
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	696	—	696
3-month USD-LIBOR	1.7985%	6/30/2046	12,000	2,541	—	2,541
U.S. EFFR	2.5635%	2/12/2048	45,279	144	—	144
U.S. EFFR	2.4615%	3/15/2048	2,800	67	—	67
2.98%	3-month USD-LIBOR	3/15/2048	2,800	57	—	57
U.S. EFFR	2.485%	3/15/2048	2,800	54	—	54
2.9625%	3-month USD-LIBOR	3/15/2048	2,800	47	—	47
U.S. EFFR	2.425%	3/16/2048	5,600	176	—	176
2.917%	3-month USD-LIBOR	3/16/2048	5,600	42	—	42
					$—	$23,750

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The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Purchased on a TBA basis.
3	Coupon rate may change periodically.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $771,956,000, which represented 14.19% of the net assets of the fund.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $47,131,000, which represented .87% of the net assets of the fund.
6	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,213,000, which represented .54% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Value determined using significant unobservable inputs.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-042-0419O-S66028	American Funds Mortgage Fund — Page 10 of 10

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2019